Restructuring Restructuring Expected Costs, Cost Recognized, and Remaining Costs to be Recognized (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	$ 85,491
Cost Recognized	68,082	0	0
Restructuring Costs to be Recognized	17,409
Energy Operating Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	62,603
Cost Recognized	51,873
Restructuring Costs to be Recognized	10,730
Water Operating Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	17,491
Cost Recognized	15,321
Restructuring Costs to be Recognized	2,170
Unallocated Amount to Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	5,397
Cost Recognized	888
Restructuring Costs to be Recognized	4,509
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	52,031
Cost Recognized	42,530
Restructuring Costs to be Recognized	9,501
Impairment in Value of Asset [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	25,547
Cost Recognized	25,144
Restructuring Costs to be Recognized	403
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total Expected Cost	7,913
Cost Recognized	408
Restructuring Costs to be Recognized	$ 7,505